Legal Proceedings (Details) - USD ($)		12 Months Ended
	Jan. 25, 2024	Dec. 31, 2023	Mar. 31, 2024
Legal Proceedings [Line Items]
Cash payment		$ 1,250,000
Cash payment from insurance coverage		805,000
Cash payment		$ 400,000
Common stock shares (in Shares)		500,000	1
Common stock shares forfeiture (in Shares)		250,000
Mr. Michaels [Member]
Legal Proceedings [Line Items]
Awarding damage	$ 585,976.25
Ms. Anderson [Member]
Legal Proceedings [Line Items]
Common stock shares (in Shares)		500,000
Subsequent Event [Member] | Mr. Michaels [Member]
Legal Proceedings [Line Items]
Awarding damage	$ 585,976.25